Shareholder Report, Average Annual Return (Details)	6 Months Ended	8 Months Ended	12 Months Ended	13 Months Ended	30 Months Ended	34 Months Ended	41 Months Ended	46 Months Ended	50 Months Ended	60 Months Ended	66 Months Ended	77 Months Ended	86 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	101 Months Ended	104 Months Ended		117 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Without Sales Load [Member] | C000191729
Average Annual Return [Line Items]
Average Annual Return, Percent			4.78%							4.24%								4.98%
Without Sales Load [Member] | C000194565
Average Annual Return [Line Items]
Average Annual Return, Percent			4.54%							3.48%								4.09%
Without Sales Load [Member] | C000191727
Average Annual Return [Line Items]
Average Annual Return, Percent			4.32%							4.94%									4.77%
Without Sales Load [Member] | C000245668
Average Annual Return [Line Items]
Average Annual Return, Percent			5.34%			9.45%
Without Sales Load [Member] | C000138373
Average Annual Return [Line Items]
Average Annual Return, Percent			4.86%							3.94%										4.81%
Without Sales Load [Member] | C000237218
Average Annual Return [Line Items]
Average Annual Return, Percent			23.27%					16.45%
Without Sales Load [Member] | C000261436
Average Annual Return [Line Items]
Average Annual Return, Percent			19.33%	18.25%
Without Sales Load [Member] | C000237217
Average Annual Return [Line Items]
Average Annual Return, Percent			19.36%					26.32%
Without Sales Load [Member] | C000211086
Average Annual Return [Line Items]
Average Annual Return, Percent			23.18%							13.60%			17.23%
Without Sales Load [Member] | C000238398
Average Annual Return [Line Items]
Average Annual Return, Percent			16.21%					8.45%
Without Sales Load [Member] | C000223768
Average Annual Return [Line Items]
Average Annual Return, Percent			18.85%							8.17%	9.23%
Without Sales Load [Member] | C000270610
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.25%)
Without Sales Load [Member] | C000267035
Average Annual Return [Line Items]
Average Annual Return, Percent		6.09%
Without Sales Load [Member] | C000152993
Average Annual Return [Line Items]
Average Annual Return, Percent			20.63%							8.21%											8.52%
Without Sales Load [Member] | C000217052
Average Annual Return [Line Items]
Average Annual Return, Percent			20.19%							11.59%		18.61%
Without Sales Load [Member] | C000196640
Average Annual Return [Line Items]
Average Annual Return, Percent			22.69%							11.75%							14.39%
Without Sales Load [Member] | C000152991
Average Annual Return [Line Items]
Average Annual Return, Percent			17.31%							9.33%											11.46%
Without Sales Load [Member] | C000196639
Average Annual Return [Line Items]
Average Annual Return, Percent			32.39%							8.14%					10.65%
Without Sales Load [Member] | C000196638
Average Annual Return [Line Items]
Average Annual Return, Percent			20.41%							7.49%						8.80%
Without Sales Load [Member] | C000196637
Average Annual Return [Line Items]
Average Annual Return, Percent			48.60%							8.45%					10.29%
Without Sales Load [Member] | C000241385
Average Annual Return [Line Items]
Average Annual Return, Percent			15.02%				20.71%
Without Sales Load [Member] | C000210444
Average Annual Return [Line Items]
Average Annual Return, Percent			23.03%							12.94%				16.77%
Without Sales Load [Member] | C000236536
Average Annual Return [Line Items]
Average Annual Return, Percent			20.54%						18.66%
Without Sales Load [Member] | C000247939
Average Annual Return [Line Items]
Average Annual Return, Percent			36.73%		18.60%
Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			2.23%							0.10%								1.95%
Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			2.23%							0.10%								1.95%
Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			2.23%							0.10%									1.95%
Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			2.23%			6.22%
Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			2.23%							0.10%										2.13%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			20.38%					21.75%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			20.38%	20.09%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			20.38%					21.75%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			20.38%							12.79%			16.18%
S&P Composite 1500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			20.31%					21.09%
S&P Composite 1500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			20.31%							12.39%	14.30%
MSCI Europe Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.87%
MSCI Europe Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.97%
FTSE Developed ex US Index
Average Annual Return [Line Items]
Average Annual Return, Percent			28.74%							10.58%											10.45%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent			20.37%							11.21%		17.96%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			19.77%							12.10%							15.06%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			19.77%							12.10%											15.13%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Average Annual Return, Percent			39.25%							8.18%					9.63%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent			21.62%							9.35%						9.50%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Average Annual Return, Percent			39.25%							8.18%					9.63%
MSCI USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent			20.02%				21.75%
MSCI USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent			20.02%							12.32%				16.34%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			20.38%						19.30%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent			20.37%		18.95%
Solactive USD High Yield Corporates Total Market High Beta Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.91%							4.31%								5.00%
Solactive USD High Yield Corporates Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.87%							4.01%								4.67%
Solactive USD High Yield Corporates Total Market Low Beta Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.73%							3.60%								4.16%
Solactive USD High Yield Corporates Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.87%							4.01%								4.67%
Solactive USD High Yield Corporates Total Market 0-5 Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.50%							4.97%									4.86%
Solactive USD High Yield Corporates Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.87%							4.01%									4.63%
ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index
Average Annual Return [Line Items]
Average Annual Return, Percent			5.45%			9.56%
Solactive USD High Yield Corporates Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.87%							4.01%										4.99%
iBoxx USD Liquid High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.72%							4.06%										5.04%
S&P 100 Ex Top 20 Select Index
Average Annual Return [Line Items]
Average Annual Return, Percent			23.49%					16.64%
S&P 500® Value Scored & Screened Index
Average Annual Return [Line Items]
Average Annual Return, Percent			24.02%					16.77%
S&P 500® Diversified Sector Weight Index
Average Annual Return [Line Items]
Average Annual Return, Percent			19.43%	18.37%
S&P 500® Growth Scored & Screened Index
Average Annual Return [Line Items]
Average Annual Return, Percent			19.52%					26.50%
S&P 500® Scored & Screened Index
Average Annual Return [Line Items]
Average Annual Return, Percent			23.30%							13.72%			17.35%
S&P High Yield Dividend Aristocrats Screened® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			16.42%					8.60%
S&P MidCap 400® Scored & Screened Index
Average Annual Return [Line Items]
Average Annual Return, Percent			19.12%							8.37%	9.43%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.13%							8.08%	9.07%
STOXX Europe Total Market Defence, Space and Cybersecurity Innovation 50-25 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.12%)
STOXX Europe Total Market Leaders Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.11%
FTSE Developed ex US Comprehensive Factor Index
Average Annual Return [Line Items]
Average Annual Return, Percent			20.96%							8.61%											8.97%
MSCI Kokusai Index
Average Annual Return [Line Items]
Average Annual Return, Percent			19.94%							11.29%		18.28%
Russell 1000® 2Qual/Val 5% Capped Factor Index
Average Annual Return [Line Items]
Average Annual Return, Percent			22.91%							11.96%							14.62%
Russell 1000® Comprehensive Factor Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.53%							9.49%											11.62%
Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR
Average Annual Return [Line Items]
Average Annual Return, Percent			32.51%							8.49%					10.95%
MSCI EAFE Selection Index
Average Annual Return [Line Items]
Average Annual Return, Percent			20.40%							7.45%						8.77%
MSCI Global Select 500 - Emerging Markets Subset Index
Average Annual Return [Line Items]
Average Annual Return, Percent			49.09%							8.89%					10.70%
MSCI USA Climate Action Index
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%				20.77%
MSCI USA Selection Index
Average Annual Return [Line Items]
Average Annual Return, Percent			23.17%							13.04%				16.86%
Solactive ISS ESG United States Net Zero Pathway Enhanced PAB Index
Average Annual Return [Line Items]
Average Annual Return, Percent			20.65%						18.75%
S&P Global Natural Resources Net TR index
Average Annual Return [Line Items]
Average Annual Return, Percent			38.00%		20.23%